Company information - Significant events in the first half of 2024 (Details) € / shares in Units, $ in Millions						6 Months Ended
	Mar. 18, 2024	Jan. 18, 2024 EUR (€) shares	Jan. 04, 2024 EUR (€) € / shares shares	Jan. 03, 2024 € / shares	Dec. 08, 2022	Jun. 30, 2024 EUR (€) shares	Mar. 07, 2024 site	Jan. 18, 2024 USD ($)	Dec. 31, 2023 shares	Nov. 28, 2022 shares	May 16, 2022 EUR (€)
Collaborative Arrangements
Notional Amount | $								$ 25
Subscription of borrowings and warrants net of transaction cost						€ 24,911,000
Finance contract with EIB
Collaborative Arrangements
Percentage of share capital held by counterparty if all outstanding warrants are exercised						9.90%
Notional Amount											€ 50,000,000
Subscription of borrowings and warrants net of transaction cost		€ 25,000,000
Finance contract with EIB, first tranche (Tranche A)
Collaborative Arrangements
Subscription of borrowings and warrants net of transaction cost						€ 25,000,000.0
Number of shares per instrument | shares						1.27			1.20	1.00
Interest rate					8.00%
Maturity term after the disbursement of the tranche					4 years
Aggregate amount to be received under the conditions precedent to the EIB Financing		€ 18,000,000
Finance contract with EIB, first tranche (Tranche A) | Financial liabilities at amortized cost
Collaborative Arrangements
Notional Amount						€ 25,000,000
Finance contract with EIB, second tranche (Tranche B)
Collaborative Arrangements
Number of warrants issued | shares		3,144,654	3,144,654
Percentage of company's share capital outstanding, issued as warrants			6.07%
Exercise price of warrant | € / shares			€ 3.95	€ 3.95
Exercise price of warrants as a percentage of volume-weighted average price of the Company's shares				95.00%
Term of warrants			12 years
Shares issuable upon exercise of warrants | shares			3,144,654
Maximum gross proceeds			€ 12,421,383
Subscription of borrowings and warrants net of transaction cost			€ 25,000,000.0
Number of shares per instrument | shares			1.00			1.00
Interest rate		7.00%						7.00%
Maturity term after the disbursement of the tranche		3 years
Aggregate amount to be received under the conditions precedent to the EIB Financing		€ 70,000,000
Minimum upfront payments for out-licensing, partnership or royalty transaction		10,000,000
Finance contract with EIB, second tranche (Tranche B) | Financial liabilities at amortized cost
Collaborative Arrangements
Notional Amount		€ 25,000,000
Warrant agreement with the European Investment Bank
Collaborative Arrangements
Maturity term of warrants			12 years
NATiV3 Phase III trial of lanifibranor in non-cirrhotic NASH
Collaborative Arrangements
Number of sites operating under central IRB overseeing | site							152
Percentage of patients randomized in the main cohort							60.00%
LEGEND Phase IIa combination trial with lanifibranor and empagliflozin in patients with MASH/NASH and T2D [Member]
Collaborative Arrangements
Treatment period under study	168 days
Drawdown of borrowings | Finance contract with EIB, second tranche (Tranche B)
Collaborative Arrangements
Interest rate		7.00%						7.00%
Maturity term after the disbursement of the tranche		3 years